Summary of Option and Share-Based Payment Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Stock Options And Stock Appreciation Rights
Weighted Average Exercise Price
Beginning balance	$ 43.36
Options granted	60.01
Options exercised	40.74
Ending balance	46.44	$ 43.36
Exercisable at May 31, 2019	$ 41.87
Number of Shares Under Option
Beginning balance	3,207
Options granted	480
Options exercised	(590)
Ending balance	3,097	3,207
Exercisable at May 31, 2019	2,085
SARs
Number of Shares Under Option
Weighted-average grant-date fair value per SAR	$ 14.08	$ 12.90	$ 10.90
Intrinsic value of options exercised	$ 9,290	$ 11,100	$ 26,500
Tax benefit from options exercised	3,210	3,400	9,700
Fair value of SARS vested	$ 9,300	$ 6,500	$ 4,600